Revenue Disaggregation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue Recognition
Total revenue	$ 8,006	$ 8,678
United States
Revenue Recognition
Total revenue	6,887	7,134
Australia
Revenue Recognition
Total revenue	392	526
Europe
Revenue Recognition
Total revenue	687	956
Rest of world
Revenue Recognition
Total revenue	$ 40	$ 62